Related Party Transaction (Details) - USD ($) $ in Millions			3 Months Ended	12 Months Ended
	Dec. 14, 2018	Jul. 27, 2015	Mar. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Investment made as part of Subscription Agreement		$ 1.0
Shares acquired (in shares)		71,429
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Ownership percentage			17.40%
Series B Preferred Stock [Member] | ATRM Holdings, Inc. [Member]
Related Party Transaction [Line Items]
Preferred stock, dividend rate percentage				10.00%
Star Procurement, LLC [Member]
Related Party Transaction [Line Items]
Joint venture interest	50.00%
Capital contribution	$ 1.0
ATRM Holdings, Inc. [Member] | Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Ownership percentage				17.40%
ATRM Holdings, Inc. [Member] | Series B Preferred Stock [Member] | Lone Star Value Investors, LP [Member]
Related Party Transaction [Line Items]
Shares owned (in shares)				222,577
ATRM Holdings, Inc. [Member] | Series B Preferred Stock [Member] | Lone Star Value Co-Invest I, LP [Member]
Related Party Transaction [Line Items]
Shares acquired (in shares)				374,562
ATRM Holdings Inc. [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred stock, dividend rate percentage			10.00%
ATRM Holdings Inc. [Member] | Series B Preferred Stock [Member] | Lone Star Value Investors, LP [Member]
Related Party Transaction [Line Items]
Shares owned (in shares)			222,577
ATRM Holdings Inc. [Member] | Series B Preferred Stock [Member] | Lone Star Value Co-Invest I, LP [Member]
Related Party Transaction [Line Items]
Shares acquired (in shares)			374,562
ATRM Holdings, Inc. [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Promissory note	$ 0.3
ATRM Holdings, Inc. [Member] | Minimum [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Promissory note, interest rate	10.00%
ATRM Holdings, Inc. [Member] | Maximum [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Promissory note, interest rate	12.00%